Commitments and Contingencies - Lease Commitments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 1	$ 1	$ 2	$ 2
2022	1
2023	1
2024	0
2025	0
2026	0
Thereafter	0
Total minimum lease payments	$ 2